UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                  August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-00030                         John W. Bristol & Co., Inc.
     028-04139                         Eaton Vance Management
     028-02588                         Klingenstein Fields & Co. LLC
     028-03877                         Fiduciary Trust Co. Intl.
     028-05814                         Baldwin Brothers Inc.
     028-02635                         Gardner, Russo & Gardner
     028-04558                         Parametric Portfolio Associates
     028-05621                         Santa Barbara Asset Management
     028-05395                         Select Equity Group Inc.
     028-00154                         Ruane, Cunnif & Goldfarb Inc.
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $125,600
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                    COLUMN  2           COLUMN 3     COLUMN 4      COLUMN 5     COLUMN 6   COLUMN 7       COLUMN 8

                                                              VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS         CUSIP        (X$1000) PRN AMT PRN CALL DISCRETION  MANAGERS  SOLE    SHARED  NONE
ABBOTT LABS                    COM             002824100    2,516     46,975    SH         Sole      None      46,975     0    0
ALLTEL CORP                    COM             020039103      241      3,563    SH         Sole      None       3,563     0    0
AMERICAN EXPRESS CO            COM             025816109      249      4,071    SH         Sole      None       4,071     0    0
AMERICAN INTL GROUP INC        COM             026874107    4,647     66,353    SH         Sole      None      66,353     0    0
BANK OF AMERICA CORPORATION    COM             060505104      311      6,365    SH         Sole      None       6,365     0    0
BERKSHIRE HATHAWAY INC DEL     CL B            084670207      411        114    SH         Sole      None         114     0    0
BP PLC                         SPONSORED ADR   055622104      645      8,937    SH         Sole      None       8,937     0    0
CAMPBELL SOUP CO               COM             134429109   14,802    381,395    SH         Sole      None     381,395     0    0
CHEVRON CORP NEW               COM             166764100      763      9,058    SH         Sole      None       9,058     0    0
CISCO SYS INC                  COM             17275R102      224      8,038    SH         Sole      None       8,038     0    0
COCA COLA CO                   COM             191216100    1,087     20,789    SH         Sole      None      20,789     0    0
COMCAST CORP NEW               CL A            20030N101    1,148     40,829    SH         Sole      None      40,829     0    0
CONOCOPHILLIPS                 COM             20825C104      219      2,791    SH         Sole      None       2,791     0    0
EPIX PHARMACEUTICALS INC       COM NEW         26881Q309       79     13,999    SH         Sole      None      13,999     0    0
EXXON MOBIL CORP               COM             30231G102   14,387    171,524    SH         Sole      None     171,524     0    0
GENERAL ELECTRIC CO            COM             369604103    3,171     82,847    SH         Sole      None      82,847     0    0
IMCLONE SYS INC                COM             45245W109      354     10,000    SH         Sole      None      10,000     0    0
INTERNATIONAL BUSINESS MACS    COM             459200101      275      2,616    SH         Sole      None       2,616     0    0
JP MORGAN CHASE & CO           COM             46625H100      367      7,577    SH         Sole      None       7,577     0    0
JOHNSON & JOHNSON              COM             478160104      221      3,581    SH         Sole      None       3,581     0    0
MERRILL LYNCH & CO INC         COM             590188108    5,397     64,569    SH         Sole      None      64,569     0    0
METROPCS COMMUNICATIONS INC    COM             591708102   61,153  1,850,880    SH         Sole      None   1,850,880     0    0
ORACLE SYSTEMS CORP            COM             68389X105      438     22,202    SH         Sole      None      22,202     0    0
PEPSICO INC                    COM             713448108    1,619     24,965    SH         Sole      None      24,965     0    0
ROYAL DUTCH SHELL PLC          SPONS ADR A     780259206    3,863     47,572    SH         Sole      None      47,572     0    0
SCHLUMBERGER LTD               COM             806857108      207      2,435    SH         Sole      None       2,435     0    0
UNION PAC CORP                 COM             907818108      431      3,740    SH         Sole      None       3,740     0    0
WELLS FARGO & CO NEW           COM             949746101    6,377    181,316    SH         Sole      None     181,316     0    0